Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000018285 [Member] | U S Treasury Bills 4 219 01 16 25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018285 [Member] | Federal Farm Credit Banks 4 312 01 28 25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018285 [Member] | Federal Home Loan Banks 4 275 01 06 25 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018285 [Member] | U S Treasury Bills 4 291 01 30 25 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018285 [Member] | Federal Home Loan Banks 4 264 01 17 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018285 [Member] | Federal National Mortgage 4 373 01 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018285 [Member] | Freddie Mac Discount Notes 4 553 01 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018285 [Member] | Tennessee Valley Authority 4 385 01 08 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018285 [Member] | Freddie Mac Discount Notes 4 548 01 08 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018285 [Member] | Freddie Mac Discount Notes 4 547 01 09 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018286 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000018286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[1]
C000018286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[1]
C000018286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000018286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
C000018286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
C000018286 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000018286 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000018286 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
C000018286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018286 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000018287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000018287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018287 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018287 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018287 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018287 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018287 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018287 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000018287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
C000018287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
C000018287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[2]
C000018287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000018287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000018287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000018287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000018287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[2]
C000018287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[2]
C000018287 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[2]
C000018288 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018288 [Member] | The Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018288 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018288 [Member] | Floor And Decor Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018288 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018288 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000018288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000018288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[3]
C000018288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%	[3]
C000018288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000018288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000018288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000018288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[3]
C000018288 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000018289 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018289 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018289 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018289 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018289 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018289 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000018289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4]
C000018289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[4]
C000018289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000018289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4]
C000018289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000018289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000018289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[4]
C000018289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[4]
C000018289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000018289 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000018290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000018290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018290 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018290 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018290 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018290 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018290 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018290 [Member] | Salesforce inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[5]
C000018290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000018290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000018290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[5]
C000018290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000018290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000018290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000018290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[5]
C000018290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[5]
C000018290 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[5]
C000018291 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018291 [Member] | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018291 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018291 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000018291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000018291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[6]
C000018291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000018291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000018291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[6]
C000018291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000018291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000018291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[6]
C000018291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[6]
C000018291 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000018292 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000018292 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018292 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018292 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018292 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018292 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018292 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018292 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018292 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018292 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000018292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000018292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[7]
C000018292 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[7]
C000018292 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000018292 [Member] | Storage And Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[7]
C000018292 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000018292 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000018292 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000018292 [Member] | Strip Centers [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000018292 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7]
C000018292 [Member] | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000018292 [Member] | Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000018292 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000018292 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[7]
C000018293 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[8]
C000018293 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[8]
C000018293 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[8]
C000018293 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[8]
C000018293 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000018293 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000018293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000018293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000018293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018293 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%
C000018293 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018294 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9]
C000018294 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000018294 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[9]
C000018294 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[9]
C000018294 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[9]
C000018294 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000018294 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.50%
C000018294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018294 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000018295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000018295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000018295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000018295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018295 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018295 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018295 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018295 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[10]
C000018295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[10]
C000018295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%	[10]
C000018295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000018295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[10]
C000018295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000018295 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[10]
C000018296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018296 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018296 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018296 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018296 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018296 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018296 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018296 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018296 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[11]
C000018296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[11]
C000018296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[11]
C000018296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[11]
C000018296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000018296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[11]
C000018296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[11]
C000018296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[11]
C000018296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[11]
C000018296 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000018297 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018297 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018297 [Member] | U S Treasury Notes 4 125 10 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000018297 [Member] | U S Treasury Notes 3 625 08 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018297 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018297 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018297 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018297 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018297 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000018297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000018297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[12]
C000018297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000018297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000018297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[12]
C000018297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000018297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[12]
C000018297 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000018297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%	[12],[13]
C000018298 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018298 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018298 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018298 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018298 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018298 [Member] | Halma PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | Terumo Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000018298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[14]
C000018298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000018298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[14]
C000018298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[14]
C000018298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000018298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[14]
C000018298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[14]
C000018298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[14]
C000018298 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[14]
C000018298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.60%
C000018298 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018298 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000018298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018298 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.20%
C000018298 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000018298 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000018299 [Member] | TXNM Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | Home BancShares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | ASGN Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[15]
C000018299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[15]
C000018299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[15]
C000018299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[15]
C000018299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[15]
C000018299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[15]
C000018299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000018299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000018299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[15]
C000018299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[15]
C000018299 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000018300 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | The Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018300 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[16]
C000018300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000018300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[16]
C000018300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[16]
C000018300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[16]
C000018300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[16]
C000018300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000018300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[16]
C000018300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[16]
C000018300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[16]
C000018300 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000063367 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000063367 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063367 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063367 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063367 [Member] | Penn Series Large Core Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000063367 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000063367 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063367 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063367 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000063368 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063368 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063368 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000063368 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063368 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063368 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063368 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063368 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000063368 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063368 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063368 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000063368 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000063368 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
C000063368 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063369 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000063369 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000063369 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Rocket Lab USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[17]
C000063369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000063369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[17]
C000063369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[17]
C000063369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[17]
C000063369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000063369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000063369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[17]
C000063369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[17]
C000063369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[17]
C000063369 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000063370 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063370 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063370 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | Loar Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[18]
C000063370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[18]
C000063370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[18]
C000063370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[18]
C000063370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[18]
C000063370 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000063370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[18]
C000063370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[18]
C000063370 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[18]
C000063371 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063371 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063371 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[19]
C000063371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[19]
C000063371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[19]
C000063371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[19]
C000063371 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[19]
C000063371 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000063371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[19]
C000063371 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[19]
C000063371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[19]
C000063371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[19]
C000063371 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000063372 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	59.50%
C000063372 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000063372 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
C000063372 [Member] | Index 500 [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000063373 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063373 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063373 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
C000063373 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063373 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000063373 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063373 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000063373 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063373 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063374 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063374 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063374 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | LVMH Moet Hennessy Louis Vuitton S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063374 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000063374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[20]
C000063374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[20]
C000063374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[20]
C000063374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[20]
C000063374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[20]
C000063374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000063374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000063374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000063374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[20]
C000063374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[20]
C000063374 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[20]
C000063374 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000063374 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063374 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063374 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.90%
C000063374 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063374 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063374 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000063374 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063374 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063375 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000063375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000063375 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063375 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063375 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063375 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063375 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063375 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063375 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063375 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063375 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000063375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[21]
C000063375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[21]
C000063375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000063375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[21]
C000063375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[21]
C000063375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000063375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000063375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000063375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[21]
C000063375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[21]
C000063375 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[21]
C000063375 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.60%
C000063375 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.80%
C000063375 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063375 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063375 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063375 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	19.30%
C000063375 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.20%
C000063375 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.60%
C000063376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000063376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000063376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000063376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000063376 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063376 [Member] | Salesforce inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000063376 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063376 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063376 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[22]
C000063376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[22]
C000063376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[22]
C000063376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[22]
C000063376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[22]
C000063376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[22]
C000063376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[22]
C000063376 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[22]
C000063377 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063377 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063377 [Member] | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063377 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | Emerson Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[23]
C000063377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[23]
C000063377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[23]
C000063377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[23]
C000063377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[23]
C000063377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[23]
C000063377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[23]
C000063377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[23]
C000063377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[23]
C000063377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[23]
C000063377 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[23]
C000063378 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000063378 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063378 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000063378 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063378 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063378 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063378 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063378 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000063378 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063378 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000063378 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000063379 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063379 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063379 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000063379 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063379 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063379 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Small Cap Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063379 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063379 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000063379 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063379 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063379 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063379 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[2]	Sector allocation is presented as a percentage of total investments before short-term investments.
[3]	Sector allocation is presented as a percentage of total investments before short-term investments.
[4]	Sector allocation is presented as a percentage of total investments before short-term investments.
[5]	Sector allocation is presented as a percentage of total investments before short-term investments.
[6]	Sector allocation is presented as a percentage of total investments before short-term investments.
[7]	Sector allocation is presented as a percentage of total investments before short-term investments.
[8]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[9]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
[10]	Sector allocation is presented as a percentage of total investments before short-term investments.
[11]	Sector allocation is presented as a percentage of total investments before short-term investments.
[12]	Sector allocation is presented as a percentage of total investments before short-term investments.
[13]	Includes non-equity investments.
[14]	Sector allocation is presented as a percentage of total investments before short-term investments.
[15]	Sector allocation is presented as a percentage of total investments before short-term investments.
[16]	Sector allocation is presented as a percentage of total investments before short-term investments.
[17]	Sector allocation is presented as a percentage of total investments before short-term investments.
[18]	Sector allocation is presented as a percentage of total investments before short-term investments.
[19]	Sector allocation is presented as a percentage of total investments before short-term investments.
[20]	Sector allocation is presented as a percentage of total investments before short-term investments.
[21]	Sector allocation is presented as a percentage of total investments before short-term investments.
[22]	Sector allocation is presented as a percentage of total investments before short-term investments.
[23]	Sector allocation is presented as a percentage of total investments before short-term investments.